UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10045

Calvert Impact Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2019
Date of Reporting Period
____________________________________________________________________________________

Item 1. Report to Stockholders.

Calvert Global Water Fund
Calvert Global Energy Solutions Fund
Calvert Small-Cap Fund
Calvert Green Bond Fund

Calvert Small-Cap Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

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Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
23	Board of Directors’ Contract Approval
26	Officers and Directors
27	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Michael D. McLean, CFA, and J. Griffith Noble, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/01/2004	10/01/2004	-5.10%	6.23%	8.72%	14.81%
Class A with 4.75% Maximum Sales Charge	—	—	-9.62	1.17	7.67	14.25
Class C at NAV	04/01/2005	10/01/2004	-5.48	5.44	7.90	13.86
Class C with 1% Maximum Sales Charge	—	—	-6.37	4.44	7.90	13.86
Class I at NAV	04/29/2005	10/01/2004	-4.92	6.62	9.19	15.49
Class R6 at NAV	02/01/2019	10/01/2004	-4.92	6.62	9.19	15.49

Russell 2000® Index	—	—	-8.56%	2.05%	7.05%	15.35%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.28%	2.03%	1.03%	0.97%
Net			1.21	1.96	0.96	0.90

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Industrials	17.4%	Grand Canyon Education, Inc.	2.8%
Financials	16.2%	ACI Worldwide, Inc.	2.7%
Consumer Discretionary	15.6%	ICU Medical, Inc.	2.7%
Health Care	14.2%	RealPage, Inc.	2.7%
Information Technology	14.1%	Hexcel Corp.	2.6%
Real Estate	8.7%	Catalent, Inc.	2.5%
Utilities	4.7%	ServiceMaster Global Holdings, Inc.	2.3%
Materials	2.7%	Cohen & Steers, Inc.	2.3%
Energy	2.7%	Altair Engineering, Inc., Class A	2.2%
Consumer Staples	2.5%	Gildan Activewear, Inc.	2.2%
Communication Services	0.8%	Total	25.0%
High Social Impact Investments	0.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for Class A, Class C and Class I and (February 1, 2019 to March 31, 2019) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual*
Class A	$1,000.00	$949.00	$6.12**	1.26%
Class C	$1,000.00	$945.20	$9.75**	2.01%
Class I	$1,000.00	$950.80	$4.52**	0.93%
Class R6	$1,000.00	$1,038.90	$1.48**	0.90%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,018.65	$6.34**	1.26%
Class C	$1,000.00	$1,014.91	$10.10**	2.01%
Class I	$1,000.00	$1,020.29	$4.68**	0.93%
Class R6	$1,000.00	$1,020.44	$4.53**	0.90%

* Class R6 had not commenced operations on October 1, 2018. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2019 to March 31, 2019). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

4 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.8%
Aerospace & Defense - 4.2%
Hexcel Corp.	177,998	12,310,342
Mercury Systems, Inc. (1)	117,741	7,544,843
		19,855,185

Auto Components - 0.9%
Visteon Corp. (1)	65,227	4,393,038

Banks - 6.0%
Columbia Banking System, Inc.	161,162	5,268,386
Sterling Bancorp	411,278	7,662,109
Stock Yards Bancorp, Inc.	162,580	5,496,830
Texas Capital Bancshares, Inc. (1)	85,555	4,670,447
Wintrust Financial Corp.	84,456	5,686,423
		28,784,195

Biotechnology - 0.9%
Ligand Pharmaceuticals, Inc. (1)	34,627	4,352,960

Building Products - 1.1%
Trex Co., Inc. (1)	88,905	5,469,436

Capital Markets - 2.9%
Cohen & Steers, Inc.	255,969	10,819,810
Lazard Ltd., Class A	90,610	3,274,645
		14,094,455

Chemicals - 2.7%
Minerals Technologies, Inc.	124,428	7,315,122
Sensient Technologies Corp.	81,091	5,497,159
		12,812,281

Commercial Services & Supplies - 2.0%
Multi-Color Corp.	88,761	4,428,286
Viad Corp.	92,020	5,179,806
		9,608,092

Distributors - 0.8%
Pool Corp.	22,428	3,699,947

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Consumer Services - 5.7%
Bright Horizons Family Solutions, Inc. (1)	22,531	2,863,916
Grand Canyon Education, Inc. (1)	116,271	13,314,192
ServiceMaster Global Holdings, Inc. (1)	232,872	10,875,122
		27,053,230

Electric Utilities - 2.1%
Portland General Electric Co.	191,031	9,903,047

Electrical Equipment - 1.7%
EnerSys	124,387	8,105,057

Energy Equipment & Services - 2.6%
Core Laboratories NV	37,851	2,609,069
Oceaneering International, Inc. (1)	282,510	4,455,183
US Silica Holdings, Inc. (2)	319,457	5,545,774
		12,610,026

Equity Real Estate Investment Trusts (REITs) - 8.5%
Acadia Realty Trust	218,168	5,949,441
CubeSmart	196,086	6,282,596
EastGroup Properties, Inc.	69,649	7,775,614
Healthcare Realty Trust, Inc.	214,869	6,899,444
Rexford Industrial Realty, Inc.	213,378	7,641,066
STORE Capital Corp.	187,960	6,296,660
		40,844,821

Food & Staples Retailing - 1.1%
Performance Food Group Co. (1)	128,074	5,076,853

Food Products - 0.9%
J&J Snack Foods Corp.	26,356	4,186,387

Gas Utilities - 2.1%
ONE Gas, Inc.	115,141	10,251,003

Health Care Equipment & Supplies - 5.4%
Haemonetics Corp. (1)	45,558	3,985,414
ICU Medical, Inc. (1)	53,710	12,854,414
Masimo Corp. (1)	37,782	5,224,495
West Pharmaceutical Services, Inc.	34,810	3,836,062
		25,900,385

6 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Providers & Services - 5.1%
Addus HomeCare Corp. (1)	74,642	4,746,485
Amedisys, Inc. (1)	62,142	7,659,623
Chemed Corp.	21,672	6,936,557
R1 RCM, Inc. (1)	501,569	4,850,172
		24,192,837

Hotels, Restaurants & Leisure - 0.3%
Choice Hotels International, Inc.	21,348	1,659,594

Household Products - 0.5%
Central Garden & Pet Co., Class A (1)	112,669	2,619,554

Insurance - 6.0%
AMERISAFE, Inc.	71,327	4,236,824
First American Financial Corp.	124,402	6,406,703
Horace Mann Educators Corp.	174,245	6,135,166
Kinsale Capital Group, Inc.	74,129	5,083,026
RLI Corp.	97,171	6,972,019
		28,833,738

Interactive Media & Services - 0.8%
Eventbrite, Inc., Class A (1)	187,392	3,592,305

IT Services - 2.9%
Conduent, Inc. (1)	337,837	4,672,285
CSG Systems International, Inc.	215,456	9,113,789
		13,786,074

Leisure Products - 1.3%
Brunswick Corp.	119,248	6,001,752

Machinery - 4.8%
Mueller Water Products, Inc., Class A	634,995	6,375,350
RBC Bearings, Inc. (1)	36,353	4,623,011
Welbilt, Inc. (1)	143,025	2,342,749
Woodward, Inc.	99,172	9,410,431
		22,751,541

Pharmaceuticals - 2.5%
Catalent, Inc. (1)	294,356	11,947,910

Road & Rail - 1.6%
Landstar System, Inc.	70,066	7,664,520

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Software - 11.0%
ACI Worldwide, Inc. (1)	394,360	12,962,613
Altair Engineering, Inc., Class A (1)	291,184	10,718,483
Blackbaud, Inc.	54,157	4,317,938
CDK Global, Inc.	110,256	6,485,258
Envestnet, Inc. (1)	81,555	5,332,881
RealPage, Inc. (1)	210,420	12,770,390
		52,587,563

Specialty Retail - 2.5%
Hudson Ltd., Class A (1)	154,124	2,119,205
Monro, Inc. (2)	80,268	6,944,787
National Vision Holdings, Inc. (1)	87,529	2,751,037
		11,815,029

Textiles, Apparel & Luxury Goods - 3.9%
Columbia Sportswear Co.	78,204	8,147,292
Gildan Activewear, Inc.	293,040	10,540,649
		18,687,941

Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd. (1)	94,516	4,106,720

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	135,616	8,065,084

Water Utilities - 0.4%
Middlesex Water Co.	33,448	1,872,754

Total Common Stocks (Cost $423,051,722)		467,185,314

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.3%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(4)	1,401,905	1,369,885
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (3)(5)(6)	152,000	142,728
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (3)(5)(6)	195,000	178,425

Total High Social Impact Investments (Cost $1,748,905)		1,691,038

8 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	241,152	241,152

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $241,152)		241,152

TOTAL INVESTMENTS (Cost $425,041,779) - 98.2%		469,117,504
Other assets and liabilities, net - 1.8%		8,788,488
NET ASSETS - 100.0%		477,905,992

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $6,416,236.
(3) Restricted security. Total market value of restricted securities amounts to $1,691,038, which represents 0.3% of the net assets of the Fund as of March 31, 2019.
(4) Affiliated company (see Note 7).
(5) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2019.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,401,905
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	152,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	195,000
See notes to financial statements.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT SMALL-CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $423,639,874) - including $6,416,236 of securities on loan	$467,747,619
Investments in securities of affiliated issuers, at value (identified cost $1,401,905)	1,369,885
Cash	10,373,318
Receivable for investments sold	1,433,396
Receivable for capital shares sold	1,284,884
Dividends and interest receivable	460,069
Interest receivable - affiliated	6,250
Securities lending income receivable	7,505
Receivable from affiliate	69,531
Directors’ deferred compensation plan	200,487
Other assets	13,013
Total assets	482,965,957

LIABILITIES
Payable for investments purchased	3,522,272
Payable for capital shares redeemed	525,328
Deposits for securities loaned	241,152
Payable to affiliates:
Investment advisory fee	272,576
Administrative fee	48,102
Distribution and service fees	43,719
Sub-transfer agency fee	21,289
Directors’ deferred compensation plan	200,487
Accrued expenses	185,040
Total liabilities	5,059,965
NET ASSETS	$477,905,992

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$427,529,035
Distributable earnings	50,376,957
Total	$477,905,992

NET ASSET VALUE PER SHARE
Class A (based on net assets of $152,675,134 and 6,385,714 shares outstanding)	$23.91
Class C (based on net assets of $13,360,100 and 652,579 shares outstanding)	$20.47
Class I (based on net assets of $311,860,369 and 12,042,937 shares outstanding)	$25.90
Class R6 (based on net assets of $10,389 and 401 shares outstanding, including fractional shares)	$25.90

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$25.10
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT SMALL-CAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $12,573)	$3,098,730
Interest income	52,121
Interest income - affiliated issuers	10,339
Securities lending income, net	31,153
Total investment income	3,192,343

EXPENSES
Investment advisory fee	1,425,524
Administrative fee	251,563
Distribution and service fees:
Class A	179,393
Class C	77,135
’’Directors’ fees and expenses	12,755
Custodian fees	25,376
Transfer agency fees and expenses	308,154
Accounting fees	52,106
Professional fees	31,928
Registration fees	51,704
Reports to shareholders	20,350
Miscellaneous	17,305
Total expenses	2,453,293
Waiver and/or reimbursement of expenses by affiliate	(179,973)
Reimbursement of expenses-other	(5,675)
Net expenses	2,267,645
Net investment income	924,698

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities - unaffiliated issuers	6,725,112

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(26,218,684)
Investment securities - affiliated issuers	20,762
(26,197,922)

Net realized and unrealized loss	(19,472,810)

Net decrease in net assets resulting from operations	($18,548,112)
See notes to financial statements.

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CALVERT SMALL-CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income (loss)	$924,698	($31,064)
Net realized gain	6,725,112	22,639,811
Net change in unrealized appreciation (depreciation)	(26,197,922)	38,660,819
Net increase (decrease) in net assets resulting from operations	(18,548,112)	61,269,566

Distributions to shareholders:
Class A shares	(7,375,799)	(18,026,063)
Class C shares	(897,708)	(2,382,276)
Class I shares	(12,325,140)	(12,620,526)
Class Y shares	—	(7,637,178)
Total distributions to shareholders	(20,598,647)	(40,666,043)

Capital share transactions:
Class A shares	9,219,708	14,461,672
Class C shares	(3,362,322)	1,790,165
Class I shares	76,230,327	144,885,685
Class R6 shares (1)	10,000	—
Class Y shares (2)	—	(46,060,517)
Net increase in net assets from capital share transactions	82,097,713	115,077,005

TOTAL INCREASE IN NET ASSETS	42,950,954	135,680,528

NET ASSETS
Beginning of period	434,955,038	299,274,510
End of period	$477,905,992	$434,955,038

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

12 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018		2017	2016		2015		2014
Net asset value, beginning	$26.61		$25.70		$21.76	$22.04		$22.98		$24.58
Income from investment operations:
Net investment income (loss) (1)	0.03		(0.04)		(0.05)	0.03	(2)	0.04		(0.07)
Net realized and unrealized gain (loss)	(1.49)		4.34		4.32	1.53		1.80		1.19
Total from investment operations	(1.46)		4.30		4.27	1.56		1.84		1.12
Distributions from:
Net investment income	—		—	(3)	—	(0.01)		—	(3)	—
Net realized gain	(1.24)		(3.39)		(0.33)	(1.83)		(2.78)		(2.72)
Total distributions	(1.24)		(3.39)		(0.33)	(1.84)		(2.78)		(2.72)
Total increase (decrease) in net asset value	(2.70)		0.91		3.94	(0.28)		(0.94)		(1.60)
Net asset value, ending	$23.91		$26.61		$25.70	$21.76		$22.04		$22.98
Total return (4)	(5.10%)	(5)	18.55%		19.74%	7.66%		8.18%		4.69%
Ratios to average net assets: (6)
Total expenses	1.30%	(7)	1.28%		1.36%	1.42%		1.52%		1.61%
Net expenses	1.26%	(7)	1.28%		1.36%	1.37%		1.37%		1.53%
Net investment income (loss)	0.26%	(7)	(0.17%)		(0.22%)	0.12%	(2)	0.19%		(0.28%)
Portfolio turnover	23%	(5)	51%		137%	150%		59%		103%
Net assets, ending (in thousands)	$152,675		$158,921		$137,860	$170,294		$154,728		$134,128

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

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CALVERT SMALL-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$22.90		$22.58	$19.30	$19.88		$21.12	$22.98
Income from investment operations:
Net investment loss (1)	(0.05)		(0.20)	(0.21)	(0.12)	(2)	(0.12)	(0.23)
Net realized and unrealized gain (loss)	(1.29)		3.77	3.82	1.37		1.66	1.09
Total from investment operations	(1.34)		3.57	3.61	1.25		1.54	0.86
Distributions from:
Net realized gain	(1.09)		(3.25)	(0.33)	(1.83)		(2.78)	(2.72)
Total distributions	(1.09)		(3.25)	(0.33)	(1.83)		(2.78)	(2.72)
Total increase (decrease) in net asset value	(2.43)		0.32	3.28	(0.58)		(1.24)	(1.86)
Net asset value, ending	$20.47		$22.90	$22.58	$19.30		$19.88	$21.12
Total return (3)	(5.48%)	(4)	17.66%	18.82%	6.89%		7.38%	3.81%
Ratios to average net assets: (5)
Total expenses	2.05%	(6)	2.03%	2.22%	2.31%		2.36%	2.38%
Net expenses	2.01%	(6)	2.03%	2.12%	2.12%		2.12%	2.31%
Net investment loss	(0.51%)	(6)	(0.91%)	(0.99%)	(0.63%)	(2)	(0.56%)	(1.06%)
Portfolio turnover	23%	(4)	51%	137%	150%		59%	103%
Net assets, ending (in thousands)	$13,360		$18,945	$16,691	$16,842		$15,887	$14,156

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$28.73		$27.51	$23.18	$23.34		$24.14	$25.56
Income from investment operations:
Net investment income (1)	0.07		0.05	0.06	0.13	(2)	0.16	0.08
Net realized and unrealized gain (loss)	(1.59)		4.67	4.62	1.63		1.90	1.22
Total from investment operations	(1.52)		4.72	4.68	1.76		2.06	1.30
Distributions from:
Net investment income	(0.06)		(0.08)	(0.02)	(0.09)		(0.08)	—
Net realized gain	(1.25)		(3.42)	(0.33)	(1.83)		(2.78)	(2.72)
Total distributions	(1.31)		(3.50)	(0.35)	(1.92)		(2.86)	(2.72)
Total increase (decrease) in net asset value	(2.83)		1.22	4.33	(0.16)		(0.80)	(1.42)
Net asset value, ending	$25.90		$28.73	$27.51	$23.18		$23.34	$24.14
Total return (3)	(4.92%)	(4)	18.92%	20.29%	8.15%		8.72%	5.27%
Ratios to average net assets: (5)
Total expenses	1.05%	(6)	1.04%	0.92%	0.94%		0.91%	0.95%
Net expenses	0.93%	(6)	0.92%	0.90%	0.92%		0.91%	0.92%
Net investment income	0.59%	(6)	0.19%	0.23%	0.58%	(2)	0.64%	0.33%
Portfolio turnover	23%	(4)	51%	137%	150%		59%	103%
Net assets, ending (in thousands)	$311,860		$257,089	$93,724	$96,664		$61,669	$54,563

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT SMALL-CAP FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2019 (1) (Unaudited)
CLASS R6 SHARES
Net asset value, beginning	$24.93
Income from investment operations:
Net investment income (2)	0.04
Net realized and unrealized gain	0.93
Total from investment operations	0.97
Total increase in net asset value	0.97
Net asset value, ending	$25.90
Total return (3)	3.89%	(4)
Ratios to average net assets: (5)
Total expenses	1.01%	(6)
Net expenses	0.90%	(6)
Net investment income	0.90%	(6)
Portfolio turnover	23%	(4)(7)
Net assets, ending (in thousands)	$10

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the six months ended March 31, 2019.
See notes to financial statements.

16 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland business corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might

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reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$467,185,314	(2)	$—	$—	$467,185,314
High Social Impact Investments	—		1,369,885	321,153	1,691,038
Short Term Investment of Cash Collateral for Securities Loaned	241,152		—	—	241,152
Total Investments	$467,426,466		$1,369,885	$321,153	$469,117,504

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain

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indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.68% of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $1,425,524.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.21%, 1.96% and 0.96% (1.29%, 2.04% and 0.92% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 0.90% of the Fund’s average daily net assets for Class R6. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $179,973.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $251,563.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $179,393 and $77,135 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $17,168 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. The Fund was also informed that EVD received less than $100 and $1,125 of contingent deferred sales charges (CDSC) paid by Class A and Class C shareholders, respectivly, for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $43,507 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s

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Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $5,675, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $158,650,072 and $97,441,602, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$425,168,825
Gross unrealized appreciation	$67,975,054
Gross unrealized depreciation	(24,026,375)
Net unrealized appreciation (depreciation)	$43,948,679
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $6,416,236 and the total value of collateral received was $6,455,823, comprised of cash of $241,152 and U.S. Government and/or agencies securities of $6,214,671.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$6,455,823	$—	$—	$—	$6,455,823
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed

20 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended March 31, 2019.
NOTE 7 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC’s Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently a Fund Board member (who is also CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC’s Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund has filed a request for a new exemptive order from the SEC to permit additional investment in CIC notes.
At March 31, 2019, the value of the Fund’s investment in the Notes was $1,369,885, which represents 0.29% of the Fund’s net assets. Transactions in the Notes by the Fund for the six months ended March 31, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,401,905	$—	$—	$1,401,905	$1,369,885	$10,339	$—	$—	$20,762

(1) Restricted security.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 21

NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	520,368	$12,131,921	1,448,003	$36,391,649
Reinvestment of distributions	317,910	7,044,877	729,490	17,070,062
Shares redeemed	(593,994)	(13,751,772)	(1,568,340)	(39,000,039)
Converted from Class C	168,983	3,794,682	—	—
Net increase	413,267	$9,219,708	609,153	$14,461,672

Class C
Shares sold	71,030	$1,417,249	138,869	$3,008,756
Reinvestment of distributions	45,085	857,509	109,480	2,219,166
Shares redeemed	(93,808)	(1,842,398)	(160,129)	(3,437,757)
Converted to Class A	(197,055)	(3,794,682)	—	—
Net increase (decrease)	(174,748)	($3,362,322)	88,220	$1,790,165

Class I
Shares sold	4,344,295	$107,549,294	5,113,586	$137,357,519
Reinvestment of distributions	456,891	10,956,240	448,820	11,310,256
Shares redeemed	(1,705,440)	(42,275,207)	(2,365,065)	(63,158,802)
Converted from Class Y	—	—	2,343,506	59,376,712
Net increase	3,095,746	$76,230,327	5,540,847	$144,885,685

Class R6 (1)
Shares sold	401	$10,000	—	$—
Net increase	401	$10,000	—	$—

Class Y (2)
Shares sold	—	$—	385,898	$9,876,396
Reinvestment of distributions	—	—	291,560	6,877,890
Shares redeemed	—	—	(138,308)	(3,438,091)
Converted to Class I	—	—	(2,503,266)	(59,376,712)
Net decrease	—	$—	(1,964,116)	($46,060,517)

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

22 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 23

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Small-Cap Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

24 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended September 30, 2018, outperformed its benchmark index for the one-and five-year periods ended September 30, 2018, and underperformed its benchmark index for the three-year period ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 25

OFFICERS AND DIRECTORS

Officers of Calvert Small-Cap Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert Small-Cap Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

26 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 27

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CALVERT SMALL-CAP FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24198 3.31.19

Calvert Global Energy Solutions Fund Calvert Global Water Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Performance and Fund Profile
2	Calvert Global Energy Solutions Fund
3	Calvert Global Water Fund
4	Endnotes and Additional Disclosures
5	Fund Expenses
31	Financial Statements
42	Board of Directors’ Contract Approval
48	Officers and Directors
49	Important Notices

CALVERT GLOBAL ENERGY SOLUTIONS FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	-1.08%	-5.82%	-1.64%	-0.13%
Class A with 4.75% Maximum Sales Charge	—	—	-5.82	-10.25	-2.58	-0.62
Class C at NAV	07/31/2007	05/31/2007	-1.50	-6.53	-2.47	-1.04
Class C with 1% Maximum Sales Charge	—	—	-2.47	-7.46	-2.47	-1.04
Class I at NAV	05/31/2007	05/31/2007	-1.02	-5.56	-1.28	0.30

MSCI ACWI Index	—	—	-2.13%	2.60%	6.45%	11.98%
Calvert Global Energy Research Spliced Benchmark	—	—	-0.89	-4.80	0.98	2.46
Calvert Global Energy Research Index	—	—	-0.89	-4.78	—	—
Ardour Global Alternative Energy Index	—	—	7.14	5.50	1.93	2.95

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.69%	2.44%	1.43%
Net				1.24	1.99	0.99

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Industrials	31.4%	Calvert Impact Capital, Inc., Community Investment Notes	2.3%
Information Technology	23.5%	OptoTech Corp.	0.9%
Utilities	19.4%	Enel SpA	0.9%
Materials	11.5%	Delta Electronics, Inc.	0.9%
Consumer Discretionary	6.7%	Infineon Technologies AG	0.9%
High Social Impact Investments	2.4%	Umicore SA	0.8%
Energy	2.0%	Hitachi Chemical Co. Ltd.	0.8%
Consumer Staples	1.8%	Vestas Wind Systems A/S	0.8%
Communication Services	0.7%	Samsung SDI Co. Ltd.	0.8%
Real Estate	0.6%	Universal Display Corp.	0.8%
Total	100.0%	Total	9.9%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2008	09/30/2008	-0.96%	-0.41%	1.18%	10.51%
Class A with 4.75% Maximum Sales Charge	—	—	-5.68	-5.14	0.20	9.98
Class C at NAV	09/30/2008	09/30/2008	-1.35	-1.13	0.45	9.59
Class C with 1% Maximum Sales Charge	—	—	-2.33	-2.12	0.45	9.59
Class I at NAV	01/31/2014	09/30/2008	-0.82	-0.13	1.61	10.76

MSCI ACWI Index	—	—	-2.13%	2.60%	6.45%	11.98%
Calvert Global Water Research Spliced Benchmark	—	—	-0.22	1.36	6.45	12.40
Calvert Global Water Research Index	—	—	-0.22	1.49	—	—
S-Network Global Water Index	—	—	3.91	4.10	6.83	12.60

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.39%	2.14%	1.14%
Net				1.24	1.99	0.99

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Industrials	48.5%	Ecolab, Inc.	1.8%
Utilities	27.5%	Xylem, Inc.	1.6%
Materials	8.1%	IDEX Corp.	1.6%
Information Technology	5.1%	Pentair plc	1.5%
Consumer Discretionary	3.9%	Flowserve Corp.	1.4%
Consumer Staples	3.3%	LIXIL Group Corp.	1.4%
Health Care	2.6%	American Water Works Co., Inc.	1.3%
Real Estate	0.6%	Tetra Tech, Inc.	1.3%
High Social Impact Investments	0.4%	Watts Water Technologies, Inc., Class A	1.3%
Total	100.0%	Kurita Water Industries Ltd.	1.3%
		Total	14.5%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED) 3

Endnotes and Additional Disclosures
1 MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Calvert Global Energy Research Spliced Benchmark is comprised of the Ardour Global Alternative Energy Index prior to October 4, 2016 and the Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes companies that manage energy use in a sustainable manner or that are actively engaged in facilitating the transition to a more sustainable economy through the reduction of greenhouse gas emissions and the expanded use of renewable energy sources. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly the five and ten years returns are not available. The Ardour Global Alternative Energy Index measures the performance of stocks engaged in the field of alternative energy including solar, bioenergy, wind, hydro, and geothermal power sources.

The Calvert Global Water Research Spliced Benchmark is comprised of S-Network Global Water Index prior to May 31, 2016 and Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index includes stocks of companies that manage water use in a sustainable manner or that are actively engaged in expanding access to water, improving water quality, promoting the efficient use of water, or providing solutions that address other global water challenges. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly the five and ten years returns are not available. The S-Network Global Water Index measures the performance of stocks involved in water infrastructure, including utilities, and water technology development.

Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Calvert Global Water Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Calvert Global Water Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective October 4, 2016, the Calvert Global Energy Solutions Fund changed its investment objective and principal investment strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles for Responsible Investment. Prior to October 4, 2016, the Fund employed an active management strategy. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from Ardour Global Alternative Energy Index to Calvert Global Energy Research Index.

Effective April 11, 2016, the Calvert Global Water Fund changed its investment objective and principal investment strategies to track the Calvert Global Water Research Index and implement the Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from S-Network Global Water Index to Calvert Global Water Research Index.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

CALVERT GLOBAL ENERGY SOLUTIONS FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$989.20	$6.30**	1.27%
Class C	$1,000.00	$985.00	$10.00**	2.02%
Class I	$1,000.00	$989.80	$4.71**	0.95%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.39**	1.27%
Class C	$1,000.00	$1,014.86	$10.15**	2.02%
Class I	$1,000.00	$1,020.20	$4.78**	0.95%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT GLOBAL WATER FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$990.40	$6.30**	1.27%
Class C	$1,000.00	$986.50	$10.00**	2.02%
Class I	$1,000.00	$991.80	$4.72**	0.95%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.39**	1.27%
Class C	$1,000.00	$1,014.86	$10.15**	2.02%
Class I	$1,000.00	$1,020.20	$4.78**	0.95%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.9%
Austria - 1.7%
Andritz AG	12,325	528,614
Verbund AG	10,518	505,147
Zumtobel Group AG (1)(2)	42,341	285,169
		1,318,930

Belgium - 0.8%
Umicore SA (1)	14,808	659,067

Brazil - 0.5%
Sao Martinho SA	90,852	425,562

Canada - 3.1%
Boralex, Inc., Class A	31,278	443,769
Brookfield Renewable Partners LP	19,790	630,863
Canadian Solar, Inc. (2)	20,020	372,973
Innergex Renewable Energy, Inc.	44,018	463,781
TransAlta Renewables, Inc.	49,050	496,978
		2,408,364

China - 4.2%
China Longyuan Power Group Corp. Ltd., Class H	669,000	466,120
Daqo New Energy Corp. ADR (1)(2)	12,018	396,955
Huaneng Renewables Corp. Ltd., Class H	1,537,955	427,904
JinkoSolar Holding Co. Ltd. ADR (2)	25,431	457,758
Tianneng Power International Ltd.	494,000	445,001
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	389,700	562,021
Xinyi Solar Holdings Ltd.	1,164,000	560,773
		3,316,532

Denmark - 2.7%
Novozymes A/S, Class B	11,169	513,671
Orsted A/S (3)	6,371	483,242
Rockwool International A/S, Class B	1,869	438,304
Vestas Wind Systems A/S	7,674	646,812
		2,082,029

Finland - 1.2%
Metsa Board Oyj	71,072	436,291
Neste Oyj	4,892	521,491
		957,782

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
France - 3.3%
Albioma SA	17,268	405,064
Cie de Saint-Gobain	15,791	572,565
Danone SA	6,188	476,482
Schneider Electric SE	7,994	627,438
Valeo SA (1)	16,897	490,566
		2,572,115

Germany - 8.6%
Bayerische Motoren Werke AG	5,839	450,853
CropEnergies AG	52,113	304,569
Daimler AG	8,673	508,960
Deutsche Post AG	15,422	501,877
Encavis AG	59,724	423,812
Evonik Industries AG	16,950	462,551
HeidelbergCement AG	6,905	497,724
Infineon Technologies AG	33,301	661,105
Manz AG (2)	12,795	344,112
Nordex SE (2)	36,331	595,370
OSRAM Licht AG	10,994	378,734
PNE AG	124,180	319,054
Siemens AG	5,863	630,522
SMA Solar Technology AG	16,488	337,972
VERBIO Vereinigte BioEnergie AG	39,778	308,709
		6,725,924

Hong Kong - 1.9%
Cathay Pacific Airways Ltd.	301,000	526,879
China Everbright International Ltd.	521,037	530,712
GCL-Poly Energy Holdings Ltd. (1)(2)	5,986,000	419,764
		1,477,355

Ireland - 1.2%
CRH plc	15,994	495,744
Kingspan Group plc	10,411	482,413
		978,157

Italy - 2.0%
Enel SpA	110,798	709,972
ERG SpA	22,933	434,334
Falck Renewables SpA	114,299	415,453
		1,559,759

Japan - 7.4%
Daikin Industries Ltd.	5,200	611,232
Ferrotec Holdings Corp. (1)	48,700	489,478
GS Yuasa Corp.	26,200	515,167

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hitachi Chemical Co. Ltd.	29,600	658,720
Hitachi Metals Ltd.	46,300	539,407
Nidec Corp.	4,000	509,339
Nippon Express Co. Ltd. (1)	8,800	490,654
Nissan Motor Co. Ltd. (1)	60,000	492,728
Sumitomo Chemical Co. Ltd.	105,000	490,172
Tanaka Chemical Corp. (2)	59,000	479,543
Yokogawa Electric Corp.	24,100	500,454
		5,776,894

Netherlands - 1.0%
SIF Holding NV	30,524	343,586
Signify NV (3)	17,792	476,351
		819,937

New Zealand - 1.3%
Mercury NZ Ltd. (1)	184,569	490,396
Meridian Energy Ltd.	196,796	561,412
		1,051,808

Norway - 1.2%
Norsk Hydro ASA	124,465	506,174
Scatec Solar ASA (3)	44,390	457,146
		963,320

Portugal - 1.4%
Altri SGPS SA	60,641	475,298
EDP - Energias de Portugal SA	155,009	609,867
		1,085,165

South Africa - 0.4%
Montauk Holdings Ltd.	107,521	318,628

South Korea - 2.1%
Hansol Technics Co. Ltd. (2)	49,773	305,698
Samsung SDI Co. Ltd.	3,404	645,083
Seoul Semiconductor Co. Ltd.	19,906	362,963
Taewoong Co. Ltd. (2)	35,715	306,786
		1,620,530

Spain - 4.3%
Acciona SA	4,930	549,383
Atlantica Yield plc	21,759	423,430
EDP Renovaveis SA	49,926	477,017
Ence Energia y Celulosa SA	67,771	377,622

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Iberdrola SA	55,871	490,534
Red Electrica Corp. SA	21,557	459,524
Siemens Gamesa Renewable Energy SA (1)(2)	35,360	563,629
		3,341,139

Sweden - 0.7%
Nibe Industrier AB, Class B	40,634	520,860

Switzerland - 2.9%
ABB Ltd.	31,052	583,604
Clariant AG	23,311	490,665
Gurit Holding AG	365	341,716
Landis+Gyr Group AG	7,094	449,270
Meyer Burger Technology AG (2)	673,010	447,153
		2,312,408

Taiwan - 6.5%
Chroma ATE, Inc.	113,000	539,274
Delta Electronics, Inc.	134,000	692,356
Epistar Corp.	577,000	465,973
Everlight Electronics Co. Ltd.	405,000	411,277
Gigasolar Materials Corp.	215,000	567,382
Lextar Electronics Corp.	488,000	260,209
Motech Industries, Inc. (2)	1,167,000	315,261
OptoTech Corp.	934,000	722,008
Simplo Technology Co. Ltd.	71,000	627,708
Sino-American Silicon Products, Inc.	238,000	522,724
		5,124,172

Thailand - 1.1%
BCPG PCL	706,000	365,486
Energy Absolute PCL, NVDR	328,900	498,232
Inter Far East Energy Corp. (2)(4)	2,662,000	0
		863,718

United Kingdom - 7.3%
Aptiv plc	6,754	536,876
Croda International plc	7,505	493,061
Delphi Technologies plc (2)	20,378	392,480
Dialight plc (2)	101,477	595,555
easyJet plc	31,501	458,926
John Laing Group plc (3)	99,838	495,656
Johnson Matthey plc	13,080	536,399
Ricardo plc	53,067	445,467
SIG plc	232,230	429,835

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Smart Metering Systems plc	50,375	357,931
Unilever plc	8,532	491,124
United Utilities Group plc	44,044	467,777
		5,701,087

United States - 28.1%
3M Co.	2,457	510,515
AAON, Inc.	9,701	447,992
Advanced Emissions Solutions, Inc. (1)	42,891	495,820
Alaska Air Group, Inc.	8,718	489,254
Alphabet, Inc., Class A (2)	428	503,709
Ameresco, Inc., Class A (2)	19,967	323,066
BorgWarner, Inc.	14,280	548,495
Clearway Energy, Inc., Class C	40,007	604,506
Covanta Holding Corp.	28,288	489,665
Cree, Inc. (1)(2)	9,667	553,146
Eaton Corp. plc	7,494	603,717
Emerson Electric Co.	8,828	604,453
EnerSys	8,544	556,727
First Solar, Inc. (2)	10,927	577,383
Gibraltar Industries, Inc. (2)	11,790	478,792
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,238	467,622
Ingersoll-Rand plc	5,631	607,866
International Business Machines Corp.	3,469	489,476
Itron, Inc. (2)	9,245	431,279
Johnson Controls International plc	16,471	608,439
Maxwell Technologies, Inc. (2)	108,164	483,493
Microsoft Corp.	4,477	528,017
NextEra Energy Partners LP	11,303	527,172
ON Semiconductor Corp. (2)	22,523	463,298
Ormat Technologies, Inc.	9,246	509,917
Owens Corning	10,703	504,325
Pattern Energy Group, Inc., Class A	23,787	523,314
Plug Power, Inc. (1)(2)	190,565	457,356
Power Integrations, Inc.	7,309	511,191
Renewable Energy Group, Inc. (2)	19,265	423,059
Rockwell Automation, Inc.	3,220	564,981
Sensata Technologies Holding plc (2)	11,217	504,989
SolarEdge Technologies, Inc. (2)	13,616	513,051
SunPower Corp. (1)(2)	65,762	428,111
Sunrun, Inc. (2)	30,707	431,740
Tenneco, Inc., Class A	13,599	301,354
TerraForm Power, Inc., Class A	36,337	499,270
Tesla, Inc. (2)	2,174	608,416
TPI Composites, Inc. (2)	15,464	442,580
Universal Display Corp.	4,206	642,887
Veeco Instruments, Inc. (2)	40,228	436,072

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Vivint Solar, Inc. (1)(2)	70,983	352,786
Waste Management, Inc.	5,002	519,758
Whirlpool Corp.	3,577	475,348
		22,044,407

Total Common Stocks (Cost $75,517,179)		76,025,649

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (5)(6)	1,800,000	1,758,888
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (4)(5)(7)	53,000	49,767
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (4)(5)(7)	68,000	62,220

Total High Social Impact Investments (Cost $1,921,000)		1,870,875

	SHARES	VALUE ($)
RIGHTS - 0.0% (8)
China - 0.0% (8)
Xinjiang Goldwind Science & Technology Co. Ltd., Exp. 4/23/19 (2)	74,043	29,146

Total Rights (Cost $0)		29,146

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	4,742,549	4,742,549

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $4,742,549)		4,742,549

TOTAL INVESTMENTS (Cost $82,180,728) - 105.4%		82,668,219
Other assets and liabilities, net - (5.4%)		(4,240,181)
NET ASSETS - 100.0%		78,428,038

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $5,962,776.
(2) Non-income producing security.
(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,912,395, which represents 2.4% of the net assets of the Fund as of March 31, 2019.

(4) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5) Restricted security. Total market value of restricted securities amounts to $1,870,875, which represents 2.4% of the net assets of the Fund as of March 31, 2019.
(6) Affiliated company (see Note 7).
(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2019.

(8) Amount is less than 0.05%.

Abbreviations:
ADR:	American Depositary Receipt
NVDR:	Non-Voting Depository Receipt
PCL:	Public Company Limited

12 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

At March 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	31.4%
Information Technology	23.5%
Utilities	19.4%
Materials	11.5%
Consumer Discretionary	6.7%
High Social Impact Investments	2.4%
Energy	2.0%
Consumer Staples	1.8%
Communication Services	0.7%
Real Estate	0.6%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,800,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	53,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	68,000
See notes to financial statements.

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CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.2%
Australia - 1.2%
Reliance Worldwide Corp. Ltd. (1)	1,517,304	4,655,212

Brazil - 3.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	437,622	4,630,041
Cia de Saneamento de Minas Gerais	243,664	3,800,570
Cia de Saneamento do Parana, PFC Shares	1,331,694	4,727,686
		13,158,297

Canada - 0.6%
Stantec, Inc.	101,980	2,409,944

Chile - 1.8%
Aguas Andinas SA, Class A	6,748,187	3,836,671
Inversiones Aguas Metropolitanas SA	2,223,746	3,398,499
		7,235,170

China - 0.9%
China Lesso Group Holdings Ltd.	5,388,578	3,490,692

Denmark - 0.6%
Novozymes A/S, Class B	52,515	2,415,205

Finland - 4.3%
Kemira Oyj	349,474	4,328,434
Metsa Board Oyj (1)	373,578	2,293,291
Outotec Oyj (2)	1,068,339	4,693,058
Uponor Oyj	276,497	3,165,372
Valmet Oyj (1)	103,080	2,611,655
		17,091,810

France - 3.7%
Accor SA	58,966	2,388,668
L’Oreal SA	9,832	2,647,672
Suez	342,696	4,540,773
Veolia Environnement SA	226,334	5,063,969
		14,641,082

Germany - 0.6%
Henkel AG & Co. KGaA, PFC Shares	23,528	2,403,960

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hong Kong - 3.9%
Beijing Enterprises Water Group Ltd.	7,335,452	4,537,838
China Everbright International Ltd.	2,553,666	2,601,084
China Water Affairs Group Ltd.	3,484,421	3,643,178
Guangdong Investment Ltd.	2,445,427	4,721,681
		15,503,781

India - 0.9%
Jain Irrigation Systems Ltd.	4,052,671	3,456,493

Italy - 0.8%
ACEA SpA	190,253	3,221,517

Japan - 8.5%
Ebara Corp.	141,856	4,014,573
Hitachi Zosen Corp.	998,827	3,073,978
Kurita Water Industries Ltd.	199,642	5,111,833
LIXIL Group Corp.	399,100	5,334,189
METAWATER Co. Ltd.	96,617	2,725,400
Nihon Trim Co. Ltd. (1)	64,900	3,393,874
Sekisui Chemical Co. Ltd.	152,000	2,449,287
TOTO Ltd. (1)	110,200	4,685,701
Tsukishima Kikai Co. Ltd.	227,000	2,834,859
		33,623,694

Mexico - 0.7%
Grupo Rotoplas SAB de CV (1)	2,561,400	2,678,812

Netherlands - 2.5%
Aalberts Industries NV	112,078	3,879,797
Arcadis NV	221,215	3,445,244
Boskalis Westminster (1)	96,353	2,494,331
		9,819,372

Philippines - 0.7%
Manila Water Co., Inc.	6,619,906	2,904,866

Singapore - 0.7%
City Developments Ltd.	384,000	2,569,899
Hyflux Ltd. (1)(2)(3)	17,622,294	0
		2,569,899

South Korea - 1.8%
Coway Co. Ltd.	31,999	2,665,169
Doosan Heavy Industries & Construction Co. Ltd. (1)(2)	358,045	2,115,534
LG Chem Ltd.	7,562	2,442,594
		7,223,297

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Spain - 0.6%
Iberdrola SA	291,880	2,562,638

Sweden - 0.7%
Hennes & Mauritz AB, Class B (1)	172,523	2,878,246

Switzerland - 6.2%
Ferguson plc	69,303	4,413,979
Geberit AG	11,323	4,630,995
Georg Fischer AG	4,538	4,137,340
Roche Holding AG	9,130	2,515,816
SGS SA	987	2,458,318
Sika AG	18,373	2,569,503
Sulzer AG	39,083	3,814,278
		24,540,229

Taiwan - 1.3%
China Steel Corp.	3,002,000	2,465,747
Taiwan Semiconductor Manufacturing Co. Ltd.	323,294	2,589,280
		5,055,027

Thailand - 1.6%
TTW PCL, Foreign Shares	8,557,000	3,287,450
WHA Utilities and Power PCL, Foreign Shares	15,350,500	2,882,163
		6,169,613

United Kingdom - 7.6%
Croda International plc	38,869	2,553,605
Halma plc	121,956	2,658,877
nVent Electric plc	95,759	2,583,578
Pennon Group plc	444,487	4,306,516
Pentair plc	134,251	5,975,512
Polypipe Group plc	644,962	3,385,248
Rotork plc	1,082,030	3,989,799
United Utilities Group plc	432,550	4,593,968
		30,047,103

United States - 43.7%
Advanced Drainage Systems, Inc.	138,273	3,563,295
Aegion Corp. (2)	181,494	3,188,850
American States Water Co.	58,178	4,148,091
American Water Works Co., Inc.	50,962	5,313,298
Aqua America, Inc.	128,126	4,668,911
AquaVenture Holdings Ltd. (2)	179,285	3,469,165
Artesian Resources Corp., Class A	79,110	2,948,430
Badger Meter, Inc.	80,965	4,504,893
California Water Service Group	80,168	4,351,519

16 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cantel Medical Corp.	37,974	2,540,081
Colgate-Palmolive Co.	36,172	2,479,229
Connecticut Water Service, Inc.	52,214	3,584,491
Danaher Corp.	20,450	2,699,809
Ecolab, Inc.	40,330	7,119,858
Entegris, Inc.	73,013	2,605,834
Evoqua Water Technologies Corp. (2)	340,211	4,279,854
Flowserve Corp.	125,796	5,678,431
Fortune Brands Home & Security, Inc.	93,697	4,460,914
Franklin Electric Co., Inc.	94,192	4,812,269
General Mills, Inc.	54,941	2,843,197
Gorman-Rupp Co. (The)	89,498	3,037,562
Hanesbrands, Inc.	140,053	2,504,148
Hawkins, Inc.	95,128	3,503,564
HD Supply Holdings, Inc. (2)	103,048	4,467,131
IDEX Corp.	41,218	6,254,419
IDEXX Laboratories, Inc. (2)	12,058	2,696,169
Intel Corp.	47,880	2,571,156
Itron, Inc. (2)	50,624	2,361,610
Kellogg Co.	43,249	2,481,628
Lindsay Corp.	35,128	3,400,039
Masco Corp.	116,681	4,586,730
Middlesex Water Co.	63,399	3,549,710
Mueller Industries, Inc.	114,427	3,586,142
Mueller Water Products, Inc., Class A	346,591	3,479,774
NIKE, Inc., Class B	30,164	2,540,110
Nucor Corp.	41,494	2,421,175
Rexnord Corp. (2)	188,182	4,730,895
Roper Technologies, Inc.	8,049	2,752,517
Sempra Energy	19,725	2,482,589
SJW Group	64,899	4,006,864
Tetra Tech, Inc.	88,116	5,250,832
Trimble, Inc. (2)	66,364	2,681,106
Valmont Industries, Inc.	29,231	3,802,953
Watts Water Technologies, Inc., Class A	63,414	5,125,119
Xylem, Inc.	81,390	6,433,066
York Water Co. (The)	94,897	3,256,865
		173,224,292

Total Common Stocks (Cost $351,098,263)		392,980,251

	SHARES	VALUE ($)
RIGHTS - 0.1%
South Korea - 0.1%
Doosan Heavy Industries & Construction Co. Ltd., Exp. 5/9/19 (2)	207,848	208,745

Total Rights (Cost $0)		208,745

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED) 17

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(5)	1,000,000	977,160
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (3)(5)(6)	284,000	266,676
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (3)(5)(6)	366,000	334,890

Total High Social Impact Investments (Cost $1,650,000)		1,578,726

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	5,378,585	5,378,585

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,378,585)		5,378,585

TOTAL INVESTMENTS (Cost $358,126,848) - 101.0%		400,146,307
Other assets and liabilities, net - (1.0%)		(4,007,537)
NET ASSETS - 100.0%		396,138,770

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $14,161,453.
(2) Non-income producing security.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4) Affiliated company (see Note 7).
(5) Restricted security. Total market value of restricted securities amounts to $1,578,726, which represents 0.4% of the net assets of the Fund as of March 31, 2019.
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2019.

Abbreviations:
ADR:	American Depositary Receipt
PCL:	Public Company Limited
PFC Shares:	Preference Shares

18 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

At March 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	48.5%
Utilities	27.5%
Materials	8.1%
Information Technology	5.1%
Consumer Discretionary	3.9%
Consumer Staples	3.3%
Health Care	2.6%
Real Estate	0.6%
High Social Impact Investments	0.4%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	284,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	366,000
See notes to financial statements.

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CALVERT GLOBAL ENERGY SOLUTIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $80,380,728) - including $5,962,776 of securities on loan	$80,909,331
Investments in securities of affiliated issuers, at value (identified cost $1,800,000)	1,758,888
Cash	370,535
Cash denominated in foreign currency, at value (cost $46,048)	45,932
Receivable for capital shares sold	34,780
Dividends and interest receivable	173,570
Interest receivable - affiliated	8,025
Securities lending income receivable	5,252
Tax reclaims receivable	61,946
Receivable from affiliate	42,486
Directors’ deferred compensation plan	39,510
Other assets	2,804
Total assets	83,453,059

LIABILITIES
Payable for capital shares redeemed	41,540
Payable for foreign capital gains taxes	20,771
Deposits for securities loaned	4,742,549
Payable to affiliates:
Investment advisory fee	50,119
Administrative fee	8,019
Distribution and service fees	16,842
Sub-transfer agency fee	14,530
Directors’ deferred compensation plan	39,510
Accrued expenses	91,141
Total liabilities	5,025,021
NET ASSETS	$78,428,038

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$196,799,341
Accumulated loss	(118,371,303)
Total	$78,428,038

NET ASSET VALUE PER SHARE
Class A (based on net assets of $48,678,459 and 7,202,065 shares outstanding)	$6.76
Class C (based on net assets of $7,358,082 and 1,158,909 shares outstanding)	$6.35
Class I (based on net assets of $22,391,497 and 3,262,941 shares outstanding)	$6.86

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$7.10
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

20 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $357,126,848) - including $14,161,453 of securities on loan	$399,169,147
Investments in securities of affiliated issuers, at value (identified cost $1,000,000)	977,160
Cash	500
Cash denominated in foreign currency, at value (cost $319,954)	319,870
Receivable for capital shares sold	574,603
Dividends and interest receivable	1,392,528
Interest receivable - affiliated	4,458
Securities lending income receivable	24,653
Tax reclaims receivable	219,458
Receivable from affiliate	65,425
Directors’ deferred compensation plan	211,930
Other assets	14,902
Total assets	402,974,634

LIABILITIES
Payable for capital shares redeemed	427,690
Payable for foreign capital gains taxes	12,597
Deposits for securities loaned	5,378,585
Payable to affiliates:
Investment advisory fee	246,891
Administrative fee	40,504
Distribution and service fees	82,022
Sub-transfer agency fee	27,936
Directors’ deferred compensation plan	211,930
Accrued expenses	227,012
Demand note payable	180,697
Total liabilities	6,835,864
NET ASSETS	$396,138,770

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$406,560,218
Accumulated loss	(10,421,448)
Total	$396,138,770

NET ASSET VALUE PER SHARE
Class A (based on net assets of $177,995,300 and 9,106,227 shares outstanding)	$19.55
Class C (based on net assets of $51,691,771 and 2,873,983 shares outstanding)	$17.99
Class I (based on net assets of $166,451,699 and 8,465,105 shares outstanding)	$19.66

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$20.52
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED) 21

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME	Calvert Global Energy Solutions Fund	Calvert Global Water Fund
Dividend income (net of foreign taxes withheld of $43,699 and $320,288, respectively)	$565,369	$3,778,194
Interest income	2,428	9,125
Interest income - affiliated issuers	13,275	7,375
Securities lending income, net	67,293	105,605
Total investment income	648,365	3,900,299

EXPENSES
Investment advisory fee	277,310	1,425,145
Administrative fee	44,370	233,626
Distribution and service fees:
Class A	57,632	222,032
Class C	41,652	258,567
Directors’ fees and expenses	2,238	11,594
Custodian fees	49,729	106,935
Transfer agency fees and expenses	112,768	321,046
Accounting fees	16,099	49,403
Professional fees	18,854	36,874
Registration fees	28,000	32,356
Reports to shareholders	10,235	32,869
Miscellaneous	8,938	24,567
Total expenses	667,825	2,755,014
Waiver and/or reimbursement of expenses by affiliate	(197,641)	(336,239)
Reimbursement of expenses-other	(1,019)	(5,420)
Net expenses	469,165	2,413,355
Net investment income	179,200	1,486,944

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers (net of foreign capital gains taxes of $3,281 and $0, respectively)	960,476	(6,884,023)
Foreign currency transactions	(3,157)	(125,600)
	957,319	(7,009,623)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers (including net increase (decrease) in payable for foreign capital gains taxes of ($17,742) and $12,597, respectively)	(2,277,755)	(625,296)
Investment securities - affiliated issuers	26,658	14,810
Foreign currency	(2,550)	(4,200)
	(2,253,647)	(614,686)

Net realized and unrealized loss	(1,296,328)	(7,624,309)

Net decrease in net assets resulting from operations	($1,117,128)	($6,137,365)
See notes to financial statements.

22 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$179,200	$1,162,362
Net realized gain	957,319	4,009,952
Net change in unrealized appreciation (depreciation)	(2,253,647)	(7,353,979)
Net decrease in net assets resulting from operations	(1,117,128)	(2,181,665)

Distributions to shareholders:
Class A shares	(702,715)	(715,579)
Class C shares	(66,797)	(66,958)
Class I shares	(346,105)	(227,800)
Total distributions to shareholders	(1,115,617)	(1,010,337)

Capital share transactions:
Class A shares	(1,314,061)	(5,274,938)
Class C shares	(2,293,058)	(1,542,856)
Class I shares	3,591,524	14,706,189
Class Y shares (1)	—	(10,378,245)
Net decrease in net assets from capital share transactions	(15,595)	(2,489,850)

TOTAL DECREASE IN NET ASSETS	(2,248,340)	(5,681,852)

NET ASSETS
Beginning of period	80,676,378	86,358,230
End of period	$78,428,038	$80,676,378

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT GLOBAL WATER FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$1,486,944	$5,364,888
Net realized gain (loss)	(7,009,623)	29,519,092
Net change in unrealized appreciation (depreciation)	(614,686)	(28,806,308)
Net increase (decrease) in net assets resulting from operations	(6,137,365)	6,077,672

Distributions to shareholders:
Class A shares	(2,155,771)	(2,210,996)
Class C shares	(248,276)	(224,953)
Class I shares	(2,449,452)	(2,126,296)
Total distributions to shareholders	(4,853,499)	(4,562,245)

Capital share transactions:
Class A shares	(17,811,441)	(35,083,220)
Class C shares	(5,364,662)	(8,854,235)
Class I shares	(388,446)	158,225,312
Class Y shares (1)	—	(142,537,131)
Net decrease in net assets from capital share transactions	(23,564,549)	(28,249,274)

TOTAL DECREASE IN NET ASSETS	(34,555,413)	(26,733,847)

NET ASSETS
Beginning of period	430,694,183	457,428,030
End of period	$396,138,770	$430,694,183

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

24 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$6.95		$7.23	$6.23	$5.76		$7.10	$6.94
Income from investment operations:
Net investment income (loss) (1)	0.02		0.10	0.08	0.08	(2)	0.01	—	(3)
Net realized and unrealized gain (loss)	(0.11)		(0.29)	0.98	0.40		(1.35)	0.16
Total from investment operations	(0.09)		(0.19)	1.06	0.48		(1.34)	0.16
Distributions from:
Net investment income	(0.10)		(0.09)	(0.06)	(0.01)		—	—
Total distributions	(0.10)		(0.09)	(0.06)	(0.01)		—	—
Total increase (decrease) in net asset value	(0.19)		(0.28)	1.00	0.47		(1.34)	0.16
Net asset value, ending	$6.76		$6.95	$7.23	$6.23		$5.76	$7.10
Total return (4)	(1.08%)	(5)	(2.73%)	17.28%	8.38%		(18.87%)	2.31%
Ratios to average net assets: (6)
Total expenses	1.79%	(7)	1.69%	1.94%	2.06%		2.21%	2.13%
Net expenses	1.27%	(7)	1.28%	1.38%	1.85%		1.85%	1.85%
Net investment income (loss)	0.48%	(7)	1.34%	1.26%	1.33%	(2)	0.17%	(0.05%)
Portfolio turnover	10%	(5)	38%	133%	89%		99%	62%
Net assets, ending (in thousands)	$48,678		$51,502	$58,695	$70,317		$59,589	$75,155

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.005 per share and 0.08% of average net assets.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$6.50		$6.76	$5.82	$5.42		$6.75	$6.66
Income from investment operations:
Net investment income (loss) (1)	(0.01)		0.04	0.03	0.03	(2)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	(0.09)		(0.26)	0.92	0.37		(1.28)	0.16
Total from investment operations	(0.10)		(0.22)	0.95	0.40		(1.33)	0.09
Distributions from:
Net investment income	(0.05)		(0.04)	(0.01)	—		—	—
Total distributions	(0.05)		(0.04)	(0.01)	—		—	—
Total increase (decrease) in net asset value	(0.15)		(0.26)	0.94	0.40		(1.33)	0.09
Net asset value, ending	$6.35		$6.50	$6.76	$5.82		$5.42	$6.75
Total return (3)	(1.50%)	(4)	(3.31%)	16.38%	7.38%		(19.70%)	1.35%
Ratios to average net assets: (5)
Total expenses	2.54%	(6)	2.44%	2.78%	2.87%		2.96%	2.93%
Net expenses	2.02%	(6)	2.03%	2.13%	2.69%		2.85%	2.85%
Net investment income (loss)	(0.36%)	(6)	0.59%	0.55%	0.45%	(2)	(0.84%)	(1.04%)
Portfolio turnover	10%	(4)	38%	133%	89%		99%	62%
Net assets, ending (in thousands)	$7,358		$9,996	$11,938	$13,213		$13,663	$17,256

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.004 per share and 0.07% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

26 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$7.07		$7.34	$6.35	$5.88		$7.21	$7.02
Income from investment operations:
Net investment income (1)	0.03		0.15	0.13	0.11	(2)	0.06	0.03
Net realized and unrealized gain (loss)	(0.12)		(0.31)	0.97	0.41		(1.39)	0.16
Total from investment operations	(0.09)		(0.16)	1.10	0.52		(1.33)	0.19
Distributions from:
Net investment income	(0.12)		(0.11)	(0.11)	(0.05)		—	—
Total distributions	(0.12)		(0.11)	(0.11)	(0.05)		—	—
Total increase (decrease) in net asset value	(0.21)		(0.27)	0.99	0.47		(1.33)	0.19
Net asset value, ending	$6.86		$7.07	$7.34	$6.35		$5.88	$7.21
Total return (3)	(1.02%)	(4)	(2.33%)	17.66%	8.76%		(18.45%)	2.71%
Ratios to average net assets: (5)
Total expenses	1.54%	(6)	1.43%	1.66%	3.83%		5.63%	2.88%
Net expenses	0.95%	(6)	0.93%	0.97%	1.40%		1.40%	1.40%
Net investment income	0.84%	(6)	2.00%	1.99%	1.74%	(2)	0.82%	0.34%
Portfolio turnover	10%	(4)	38%	133%	89%		99%	62%
Net assets, ending (in thousands)	$22,391		$19,178	$5,503	$910		$386	$180

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.006 per share and 0.09% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$20.00		$19.92	$17.71	$14.87		$19.55	$19.12
Income from investment operations:
Net investment income (loss) (1)	0.07		0.23	0.20	0.03	(2)	(0.02)	0.01
Net realized and unrealized gain (loss)	(0.29)		0.04	2.01	2.81		(3.40)	1.77
Total from investment operations	(0.22)		0.27	2.21	2.84		(3.42)	1.78
Distributions from:
Net investment income	(0.23)		(0.19)	—	—	(3)	—	(0.01)
Net realized gain	—		—	—	—		(1.26)	(1.34)
Total distributions	(0.23)		(0.19)	—	—	(3)	(1.26)	(1.35)
Total increase (decrease) in net asset value	(0.45)		0.08	2.21	2.84		(4.68)	0.43
Net asset value, ending	$19.55		$20.00	$19.92	$17.71		$14.87	$19.55
Total return (4)	(0.96%)	(5)	1.34%	12.48%	19.13%		(18.35%)	9.69%
Ratios to average net assets: (6)
Total expenses	1.42%	(7)	1.39%	1.46%	1.63%		1.82%	1.85%
Net expenses	1.27%	(7)	1.28%	1.28%	1.51%		1.82%	1.85%
Net investment income (loss)	0.73%	(7)	1.14%	1.11%	0.22%	(2)	(0.09%)	0.05%
Portfolio turnover	21%	(5)	40%	34%	103%		110%	77%
Net assets, ending (in thousands)	$177,995		$201,243	$235,266	$278,517		$295,337	$384,697

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

28 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$18.32		$18.28	$16.37	$13.84		$18.41	$18.20
Income from investment operations:
Net investment income (loss) (1)	—	(2)	0.07	0.07	(0.08)	(3)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	(0.25)		0.03	1.84	2.61		(3.18)	1.68
Total from investment operations	(0.25)		0.10	1.91	2.53		(3.31)	1.56
Distributions from:
Net investment income	(0.08)		(0.06)	—	—		—	(0.01)
Net realized gain	—		—	—	—		(1.26)	(1.34)
Total distributions	(0.08)		(0.06)	—	—		(1.26)	(1.35)
Total increase (decrease) in net asset value	(0.33)		0.04	1.91	2.53		(4.57)	0.21
Net asset value, ending	$17.99		$18.32	$18.28	$16.37		$13.84	$18.41
Total return (4)	(1.35%)	(5)	0.61%	11.67%	18.28%		(18.92%)	8.93%
Ratios to average net assets: (6)
Total expenses	2.17%	(7)	2.14%	2.17%	2.35%		2.53%	2.53%
Net expenses	2.02%	(7)	2.03%	2.03%	2.25%		2.53%	2.53%
Net investment income (loss)	(0.02%)	(7)	0.40%	0.41%	(0.52%)	(3)	(0.79%)	(0.65%)
Portfolio turnover	21%	(5)	40%	34%	103%		110%	77%
Net assets, ending (in thousands)	$51,692		$58,455	$67,096	$71,334		$75,061	$94,985

(1) Computed using average shares outstanding.
(2) Amount is less than ($0.005).
(3) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

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CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,					Period Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014 (1)
Net asset value, beginning	$20.15		$20.08	$17.79	$15.02		$19.64	$18.99
Income from investment operations:
Net investment income (2)	0.10		0.36	0.30	0.13	(3)	0.06	0.04
Net realized and unrealized gain (loss)	(0.30)		(0.02)	1.99	2.80		(3.42)	0.61
Total from investment operations	(0.20)		0.34	2.29	2.93		(3.36)	0.65
Distributions from:
Net investment income	(0.29)		(0.27)	—	(0.16)		—	—
Net realized gain	—		—	—	—		(1.26)	—
Total distributions	(0.29)		(0.27)	—	(0.16)		(1.26)	—
Total increase (decrease) in net asset value	(0.49)		0.07	2.29	2.77		(4.62)	0.65
Net asset value, ending	$19.66		$20.15	$20.08	$17.79		$15.02	$19.64
Total return (4)	(0.82%)	(5)	1.68%	12.87%	19.68%		(17.93%)	3.42%	(5)
Ratios to average net assets: (6)
Total expenses	1.17%	(7)	1.14%	1.12%	1.56%		3.89%	4.85%	(7)
Net expenses	0.95%	(7)	0.93%	0.93%	1.08%		1.29%	1.29%	(7)
Net investment income	1.06%	(7)	1.78%	1.61%	0.80%	(3)	0.32%	0.24%	(7)
Portfolio turnover	21%	(5)	40%	34%	103%		110%	77%	(5)
Net assets, ending (in thousands)	$166,452		$170,996	$16,094	$4,637		$779	$1,066

(1) From January 31, 2014 inception.
(2) Computed using average shares outstanding.
(3) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.003 per share and 0.02% of average net assets.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions sector. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities in U.S. and non-U.S. companies whose main business is in the water sector, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds’ Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated

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prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds’ holdings as of March 31, 2019, based on the inputs used to value them:
Global Energy Solutions

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$425,562	$—		$—	$425,562
Canada	2,408,364	—		—	2,408,364
China	854,713	2,461,819		—	3,316,532
Spain	423,430	2,917,709		—	3,341,139
Thailand	—	863,718		0	863,718
United Kingdom	929,356	4,771,731		—	5,701,087
United States	22,044,407	—		—	22,044,407
Other Countries(2)	—	37,924,840		—	37,924,840
Total Common Stocks	$27,085,832	$48,939,817	(3)	$0	$76,025,649
High Social Impact Investments	—	1,758,888		111,987	1,870,875
Rights	29,146	—		—	29,146
Short Term Investment of Cash Collateral for Securities Loaned	4,742,549	—		—	4,742,549
Total Investments	$31,857,527	$50,698,705		$111,987	$82,668,219

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.

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Global Water

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$13,158,297	$—		$—	$13,158,297
Canada	2,409,944	—		—	2,409,944
Chile	7,235,170	—		—	7,235,170
Mexico	2,678,812	—		—	2,678,812
Singapore	—	2,569,899		0	2,569,899
United Kingdom	8,559,090	21,488,013		—	30,047,103
United States	173,224,292	—		—	173,224,292
Other Countries(2)	—	161,656,734		—	161,656,734
Total Common Stocks	$207,265,605	$185,714,646	(3)	$0	$392,980,251
Rights	208,745	—		—	208,745
High Social Impact Investments	—	977,160		601,566	1,578,726
Short Term Investment of Cash Collateral for Securities Loaned	5,378,585	—		—	5,378,585
Total Investments	$212,852,935	$186,691,806		$601,566	$400,146,307

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, Global Water has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.

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F. Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Funds’ change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Funds’ net realized gain (loss) on investments.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to each Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly at the following annual rates of each respective Fund’s average daily net assets:

GLOBAL ENERGY SOLUTIONS	0.75%
GLOBAL WATER
Up to and including $250 Million	0.75%
Over $250 Million	0.70%
For the six months ended March 31, 2019, the investment advisory fee for Global Energy Solutions and Global Water amounted to $277,310 and $1,425,145, respectively, or 0.75% (annualized) and 0.73% (annualized), respectively, of the Funds’ average daily net assets.
CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% (1.28%, 2.03% and 0.93% prior to February 1, 2019) of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $197,641 and $336,239 for Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $44,370 and $233,626 for Global Energy Solutions and Global Water, respectively.

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The Funds have in effect distribution plans for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds’ principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Funds also have in effect distribution plans for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2019 amounted to $57,632 and $222,032, respectively, for Class A shares. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2019 amounted to $41,652 and $258,567, respectively, for Class C shares.
The Funds were informed that EVD received $4,391 and $16,338 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares paid by each Fund’s shareholders for the six months ended March 31, 2019.
For the six months ended March 31, 2019, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Class A	$570	$758
Class C	40	70
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $29,910 and $56,350, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or their affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, Global Energy Solutions’ and Global Water’s allocated portion of such expense and reimbursement was $1,019 and $5,420, respectively, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statements of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Purchases	$7,869,561	$84,413,164
Sales	$9,120,686	$111,638,475

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NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Funds, for federal income tax purposes, had the following capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and retain the same short-term or long-term character as when originally deferred.
The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
September 30, 2019	$43,799,530	$—
Total capital loss carryforwards	$43,799,530	$—
Deferred capital losses:
Short-term	$596,204	$9,764,030
Long-term	$74,988,070	$34,693,808
Under tax regulations, capital losses incurred in taxable years beginning after December 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.
The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2019, as determined on a federal income tax basis, were as follows:

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Aggregate cost	$82,768,713	$360,170,715
Gross unrealized appreciation	$9,445,526	$66,259,851
Gross unrealized depreciation	(9,546,020)	(26,284,259)
Net unrealized appreciation (depreciation)	($100,494)	$39,975,592
NOTE 5 — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.

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At March 31, 2019, the total value of securities on loan and the total value of collateral received were as follows:

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Securities on Loan	$5,962,776	$14,161,453
Collateral Received:
Cash	$4,742,549	$5,378,585
U.S. Government and/or agencies securities	$1,535,187	$9,703,815
Total Collateral Received	$6,277,736	$15,082,400
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks
Global Energy Solutions	$6,277,736	$—	$—	$—	$6,277,736
Global Water	$15,082,400	$—	$—	$—	$15,082,400
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2019 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — LINE OF CREDIT
The Funds participate with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2019, Global Water had a balance outstanding pursuant to this line of credit of $180,697 at an interest rate of 3.49%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.
NOTE 7 — AFFILIATED COMPANIES
The Funds have invested a portion of their assets designated for high social impact investments in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Funds obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Funds’ investment adviser. CIC may be considered an affiliated person of the Funds based on the overlap between CIC’s Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently a Fund Board member (who is also CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC’s Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Funds have filed a request for a new exemptive order from the SEC to permit additional investment in CIC notes.
At March 31, 2019, the value of the Funds’ investment in the Notes was $1,758,888 for Global Energy Solutions, which represents 2.2% of its net assets and $977,160 for Global Water, which represents 0.2% of its net assets. Transactions in the Notes by the Funds for the six months ended March 31, 2019 were as follows:

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GLOBAL ENERGY SOLUTIONS

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (1)	$1,800,000	$—	$—	$1,800,000	$1,758,888	$13,275	$—	$—	$26,658
GLOBAL WATER

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (1)	$1,000,000	$—	$—	$1,000,000	$977,160	$7,375	$—	$—	$14,810
(1) Restricted security.

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

GLOBAL ENERGY SOLUTIONS	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	394,676	$2,527,706	1,117,430	$8,195,566
Reinvestment of distributions	112,454	664,602	90,355	679,470
Shares redeemed	(932,894)	(5,947,221)	(1,924,505)	(14,149,974)
Converted from Class C	222,284	1,440,852	—	—
Net decrease	(203,480)	($1,314,061)	(716,720)	($5,274,938)

Class C
Shares sold	29,956	$182,297	143,092	$991,557
Reinvestment of distributions	11,289	62,766	8,307	58,729
Shares redeemed	(183,517)	(1,097,269)	(379,003)	(2,593,142)
Converted to Class A	(236,353)	(1,440,852)	—	—
Net decrease	(378,625)	($2,293,058)	(227,604)	($1,542,856)

Class I
Shares sold	1,036,898	$6,772,847	1,131,225	$8,495,674
Reinvestment of distributions	56,163	336,978	28,546	217,810
Shares redeemed	(542,264)	(3,518,301)	(571,721)	(4,241,557)
Converted from Class Y	—	—	1,374,040	10,234,262
Net increase	550,797	$3,591,524	1,962,090	$14,706,189

Class Y (1)
Shares sold	—	$—	124,845	$960,892
Shares redeemed	—	—	(143,680)	(1,104,875)
Converted to Class I	—	—	(1,342,427)	(10,234,262)
Net decrease	—	$—	(1,361,262)	($10,378,245)

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GLOBAL WATER	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	529,466	$9,999,032	1,266,551	$25,626,840
Reinvestment of distributions	116,364	2,016,595	100,880	2,054,923
Shares redeemed	(1,657,069)	(30,850,986)	(3,113,037)	(62,764,983)
Converted from Class C	54,902	1,023,918	—	—
Net decrease	(956,337)	($17,811,441)	(1,745,606)	($35,083,220)

Class C
Shares sold	83,906	$1,470,053	401,042	$7,461,295
Reinvestment of distributions	13,492	215,596	9,931	186,409
Shares redeemed	(353,729)	(6,026,393)	(892,262)	(16,501,939)
Converted to Class A	(59,591)	(1,023,918)	—	—
Net decrease	(315,922)	($5,364,662)	(481,289)	($8,854,235)

Class I
Shares sold	1,237,900	$23,336,810	2,734,514	$55,432,549
Reinvestment of distributions	120,781	2,104,010	89,340	1,828,798
Shares redeemed	(1,378,520)	(25,829,266)	(1,999,658)	(40,383,183)
Converted from Class Y	—	—	6,859,381	141,347,148
Net increase (decrease)	(19,839)	($388,446)	7,683,577	$158,225,312

Class Y (1)
Shares sold	—	$—	332,896	$6,851,319
Shares redeemed	—	—	(391,471)	(8,041,302)
Converted to Class I	—	—	(6,808,039)	(141,347,148)
Net decrease	—	$—	(6,866,614)	($142,537,131)

(1) Effective December 8, 2017, Class Y shares of each Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalization of emerging market issuers.
NOTE 10 — CONCENTRATION RISK
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

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Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

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CALVERT GLOBAL ENERGY SOLUTIONS FUND
BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Energy Solutions Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe and the index it is designed to track for the one-, three- and five-year periods ended September 30, 2018. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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CALVERT GLOBAL WATER FUND
BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Water Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

46 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had underperformed the median of its peer universe for the one-year period ended September 30, 2018, outperformed the median of its peer universe for the three- and five-year periods ended September 30, 2018 and underperformed the index it is designed to track for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED) 47

OFFICERS AND DIRECTORS

Officers of Calvert Global Energy Solutions Fund and Calvert Global Water Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert Global Energy Solutions Fund and Calvert Global Water Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

48 www.calvert.com CALVERT GLOBAL ENERGY SOLUTION FUND AND CALVERT GLOBAL WATER FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS ANNUAL REPORT (Unaudited) 49

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CALVERT GLOBAL ENERGY SOLUTIONS FUND
CALVERT GLOBAL WATER FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24200 3.31.19

Calvert Green Bond Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
28	Board of Directors’ Contract Approval
31	Officers and Directors
32	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2013	10/31/2013	4.05%	4.24%	2.56%	2.45%
Class A with 3.75% Maximum Sales Charge	—	—	0.13	0.34	1.77	1.74
Class I at NAV	10/31/2013	10/31/2013	4.29	4.61	2.96	2.84
Class R6 at NAV	02/01/2019	10/31/2013	4.27	4.59	2.95	2.84

ICE BofAML Green Bond Index - Hedged USD	—	—	5.36%	6.18%	3.83%	3.70%
ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	1.17	2.12	0.74	0.69

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				0.94%	0.69%	0.64%
Net				0.73	0.48	0.43

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

Corporate Bonds	59.3%
Sovereign Government Bonds	16.4%
Asset-Backed Securities	10.5%
U.S. Government Agency Mortgage-Backed Securities	7.7%
Taxable Municipal Obligations	3.9%
U.S. Government Agencies and Instrumentalities	2.1%
High Social Impact Investments	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
ICE BofAML Green Bond Index - Hedged USD tracks the performance of securities issued for qualified “green” purposes. Qualifying bonds must have a clearly designated use of proceeds that is solely applied toward projects or activities that promote climate change mitigation or adaptation or other environmental sustainability purposes. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for Class A and Class I and (February 1, 2019 to March 31, 2019) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual*
Class A	$1,000.00	$1,040.50	$4.12**	0.81%
Class I	$1,000.00	$1,042.90	$2.50**	0.49%
Class R6	$1,000.00	$1,021.50	$0.70**	0.43%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,020.89	$4.08**	0.81%
Class I	$1,000.00	$1,022.49	$2.47**	0.49%
Class R6	$1,000.00	$1,022.79	$2.17**	0.43%

* Class R6 had not commenced operations on October 1, 2018. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2019 to March 31, 2019). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

4 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 57.9%
Communications - 2.9%
Alphabet, Inc., 1.998%, 8/15/26	1,200,000	1,134,082
Verizon Communications, Inc., 3.875%, 2/8/29 (1)	5,415,000	5,572,233
		6,706,315

Consumer, Cyclical - 1.1%
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (2)	1,200,000	1,191,185
Starbucks Corp., 2.45%, 6/15/26	1,475,000	1,398,607
		2,589,792

Consumer, Non-cyclical - 2.5%
Ecolab, Inc., 2.25%, 1/12/20	825,000	822,960
Kaiser Foundation Hospitals, 3.15%, 5/1/27	1,658,000	1,667,339
Massachusetts Institute of Technology, 3.959%, 7/1/38	2,985,000	3,203,865
		5,694,164

Energy - 3.5%
Pattern Energy Group, Inc., 5.875%, 2/1/24 (2)	1,430,000	1,462,175
TerraForm Power Operating LLC:
5.00%, 1/31/28 (2)	2,280,000	2,208,750
6.625%, 6/15/25 (2)	4,215,000	4,431,019
		8,101,944

Financial - 20.1%
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	2,364,000	2,447,542
Australia & New Zealand Banking Group Ltd., 3.25%, 6/3/20 (3)	4,740,000	3,413,058
Bank of America Corp.:
2.151%, 11/9/20	3,524,000	3,489,794
3.499% to 5/17/21, 5/17/22 (4)	4,872,000	4,933,565
Citigroup, Inc., 0.50%, 1/29/22 (3)	5,850,000	6,635,126
Commonwealth Bank of Australia, 3.25%, 3/31/22	2,020,000	1,480,228
Credit Agricole Corporate & Investment Bank S.A., 3.433%, (3 mo. USD LIBOR + 0.625%), 10/3/21 (5)	2,802,000	2,805,668
DBS Group Holdings Ltd., 3.391%, (3 mo. USD LIBOR + 0.62%), 7/25/22 (2)(5)	3,640,000	3,655,103
Digital Euro Finco LLC, 2.50%, 1/16/26 (3)	1,800,000	2,115,628
Digital Realty Trust LP, 3.95%, 7/1/22	3,808,000	3,910,203
ING Groep NV, 4.625%, 1/6/26 (2)	2,175,000	2,285,131
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	1,100,000	1,076,705
National Australia Bank Ltd., 3.625%, 6/20/23	1,867,000	1,913,780
Nederlandse Waterschapsbank NV, 3.125%, 12/5/22 (2)	500,000	515,025
Regency Centers LP, 3.75%, 6/15/24	1,500,000	1,525,822
Toronto-Dominion Bank (The), 1.85%, 9/11/20	4,024,000	3,982,305
		46,184,683

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Government - 10.1%
African Development Bank, 2.72%, (SOFR + 0.32%), 11/18/20 (5)	2,000,000	2,000,423
Asian Development Bank:
1.00%, 8/16/19	1,800,000	1,789,142
1.875%, 8/10/22	1,000,000	985,762
2.125%, 3/19/25	750,000	738,866
2.375%, 8/10/27	750,000	741,877
3.125%, 9/26/28	800,000	839,261
European Bank for Reconstruction & Development, 0.875%, 7/22/19	2,275,000	2,263,669
European Investment Bank:
2.375%, 5/24/27	3,965,000	3,936,357
2.50%, 10/15/24 (1)	1,000,000	1,006,379
International Bank for Reconstruction & Development, 3.125%, 11/20/25	4,150,000	4,326,231
International Finance Corp.:
2.00%, 10/24/22	2,450,000	2,423,976
2.125%, 4/7/26	1,500,000	1,470,796
Nordic Investment Bank, 2.25%, 9/30/21	750,000	748,430
		23,271,169

Industrial - 2.7%
Klabin Austria GmbH, 7.00%, 4/3/49 (2)(6)	2,500,000	2,495,000
Xylem, Inc.:
3.25%, 11/1/26	1,999,000	1,966,325
4.375%, 11/1/46	1,590,000	1,611,688
		6,073,013

Technology - 4.0%
Apple, Inc.:
2.85%, 2/23/23	2,500,000	2,523,998
3.00%, 6/20/27	2,346,000	2,339,927
DXC Technology Co.:
3.576%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (5)	1,731,000	1,731,035
4.75%, 4/15/27	800,000	813,942
Microsoft Corp.:
3.75%, 2/12/45	641,000	659,619
4.45%, 11/3/45	900,000	1,027,511
		9,096,032

Utilities - 11.0%
American Water Capital Corp.:
2.95%, 9/1/27	480,000	467,583
3.40%, 3/1/25	850,000	868,677
4.00%, 12/1/46	500,000	500,900
Avangrid, Inc., 3.15%, 12/1/24	6,653,000	6,583,835

6 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Enel Finance International NV:
1.00%, 9/16/24 (3)	1,875,000	2,156,097
1.125%, 9/16/26 (3)	1,800,000	2,034,870
MidAmerican Energy Co.:
3.65%, 8/1/48	2,400,000	2,340,322
4.25%, 7/15/49	2,100,000	2,239,321
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (2)	1,825,000	1,818,156
4.50%, 9/15/27 (2)	1,685,000	1,649,194
Public Service Co. of Colorado:
3.70%, 6/15/28	1,978,000	2,065,427
4.10%, 6/15/48	1,000,000	1,056,250
Terraform Global Operating LLC, 6.125%, 3/1/26 (2)	1,595,000	1,559,112
		25,339,744

Total Corporate Bonds (Cost $131,294,197)		133,056,856

SOVEREIGN GOVERNMENT BONDS - 16.0%
Canada - 3.6%
Export Development Canada, 1.625%, 6/1/20	2,025,000	2,007,112
Province of Ontario Canada:
1.95%, 1/27/23	3,200,000	2,399,396
2.65%, 2/5/25	5,000,000	3,852,808
		8,259,316

Finland - 2.1%
Municipality Finance plc, 1.375%, 9/21/21 (2)	5,000,000	4,877,630

France - 1.9%
French Republic Government Bond OAT, 1.75%, 6/25/39 (2)(3)	3,450,000	4,412,223

Germany - 3.6%
Kreditanstalt fuer Wiederaufbau:
1.75%, 10/15/19	3,490,000	3,475,126
1.875%, 11/30/20	2,800,000	2,778,743
2.00%, 9/29/22	2,000,000	1,980,330
		8,234,199

Mexico - 0.3%
Nacional Financiera SNC, 3.375%, 11/5/20 (2)	750,000	751,882

Netherlands - 1.4%
Bank Nederlandse Gemeenten NV, 1.625%, 11/25/19 (2)	1,500,000	1,491,638
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (2)	1,700,000	1,678,760
		3,170,398

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	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - CONT’D
Norway - 0.4%
Kommunalbanken AS, 1.375%, 10/26/20 (2)	1,000,000	983,810

South Korea - 0.5%
Export-Import Bank of Korea, 2.125%, 2/11/21	1,000,000	989,410

Sweden - 2.2%
Kommuninvest i Sverige AB:
1.50%, 4/23/19 (2)	1,000,000	999,388
1.875%, 6/1/21 (2)	1,600,000	1,581,860
Svensk Exportkredit AB, 1.875%, 6/23/20	2,500,000	2,483,403
		5,064,651

Total Sovereign Government Bonds (Cost $36,600,453)		36,743,519

ASSET-BACKED SECURITIES - 10.2%
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43 (2)	1,245,270	1,252,209
Series 2019-1A, Class A, 4.37%, 12/21/43 (2)	1,476,020	1,505,703
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42 (2)	818,099	833,791
Series 2017-2A, Class A, 3.82%, 6/22/43 (2)	99,151	98,930
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	87,942	87,475
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (2)	207,909	215,372
Series 2014-2, Class A, 4.02%, 7/20/44 (2)	1,685,180	1,692,229
Series 2014-2, Class B, 5.44%, 7/20/44 (2)	172,845	169,905
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (2)	700,443	710,215
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (2)	867,376	868,707
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (2)	460,571	475,060
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	4,107,407	4,102,139
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	2,114,007	2,138,818
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	743,058	741,756
Series 2016-B, Class A4, 1.52%, 8/16/21	7,075,000	7,026,254
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (2)	1,497,880	1,554,960

Total Asset-Backed Securities (Cost $23,254,893)		23,473,523

8 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
TAXABLE MUNICIPAL OBLIGATIONS - 3.8%
General Obligations - 2.0%
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,775,000	4,539,450

Water and Sewer - 1.8%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	1,665,000	1,921,210
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40 (7)	150,000	169,725
Metropolitan Water District of Southern California, 6.947%, 7/1/40 (7)	250,000	262,885
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44 (7)	605,000	828,275
New York Environmental Facilities Corp., Green Bonds, 2.25%, 7/15/20	1,070,000	1,065,870
		4,247,965

Total Taxable Municipal Obligations (Cost $8,687,940)		8,787,415

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.6%
Federal National Mortgage Association:
2.65%, 6/1/26	1,907,436	1,900,839
2.68%, 7/1/26	2,000,000	1,992,750
2.785%, 2/25/27 (8)	925,717	935,310
2.939%, 9/25/27 (8)	3,475,000	3,484,685
3.043%, 3/25/28 (8)	2,142,000	2,162,694
3.325%, 6/25/28 (8)	923,077	952,122
3.555%, 9/25/28 (8)	3,255,000	3,413,744
3.697%, 9/25/30 (8)	2,420,000	2,556,407

Total U.S. Government Agency Mortgage-Backed Securities (Cost $17,049,691)		17,398,551

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.1%
Overseas Private Investment Corp.:
3.16%, 6/1/33	180,353	183,615
3.22%, 9/15/29	762,047	780,787
3.52%, 9/20/32	3,663,321	3,829,246

Total U.S. Government Agencies and Instrumentalities (Cost $4,605,721)		4,793,648

HIGH SOCIAL IMPACT INVESTMENTS - 0.1%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (9)(10)	150,000	146,574

Total High Social Impact Investments (Cost $150,000)		146,574

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	968,240	968,240

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $968,240)		968,240

TOTAL INVESTMENTS (Cost $222,611,135) - 98.1%		225,368,326
Other assets and liabilities, net - 1.9%		4,374,323
NET ASSETS - 100.0%		229,742,649

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $1,451,457.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $55,752,554, which represents 24.3% of the net assets of the Fund as of March 31, 2019.

(3) Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities is $20,767,002 or 9.0% of the Fund’s net assets.

(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.
(6) When-issued security.
(7) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(8) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.
(9) Restricted security. Total market value of restricted securities amounts to $146,574, which represents 0.1% of the net assets of the Fund as of March 31, 2019.
(10) Affiliated company (see Note 8).

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)

USD	3,479,741	AUD	4,836,253	State Street Bank and Trust Company	5/31/19	$41,933	$—
USD	1,473,451	AUD	2,079,678	State Street Bank and Trust Company	5/31/19	—	(4,870)
USD	6,289,644	CAD	8,265,166	State Street Bank and Trust Company	5/31/19	95,737	—
USD	8,559,258	EUR	7,457,669	State Street Bank and Trust Company	5/31/19	152,091	—
USD	2,122,553	EUR	1,855,058	State Street Bank and Trust Company	5/31/19	31,313	—
USD	3,440,190	EUR	3,031,131	State Street Bank and Trust Company	5/31/19	23,140	—
USD	3,262,881	EUR	2,876,028	State Street Bank and Trust Company	5/31/19	20,682	—
						$364,896	$(4,870)

10 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 5-Year Treasury Note	23	6/28/19	$2,664,047	$17,390

Short:
U.S. 10-Year Treasury Note	(18)	6/19/19	($2,235,938)	($32,658)
U.S. Ultra 10-Year Treasury Note	(38)	6/19/19	(5,045,688)	(60,179)
U.S. Ultra-Long Treasury Bond	(5)	6/19/19	(840,000)	(34,462)
Total Short				($127,299)

Abbreviations:
AUD:	Australian Dollar
CAD:	Canadian Dollar
EUR:	Euro
LIBOR:	London Interbank Offered Rate
SOFR:	Secured Overnight Financing Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	150,000
See notes to financial statements.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT GREEN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $222,461,135) - including $1,451,457 of securities on loan	$225,221,752
Investments in securities of affiliated issuers, at value (identified cost $150,000)	146,574
Cash	6,664,586
Receivable for variation margin on open futures contracts	12,373
Receivable for open forward foreign currency exchange contracts	364,896
Receivable for capital shares sold	1,609,114
Interest receivable	1,468,051
Interest receivable - affiliated	669
Securities lending income receivable	1,174
Receivable from affiliate	45,552
Deposits at broker for futures contracts	81,835
Directors’ deferred compensation plan	70,187
Other assets	4,986
Total assets	235,691,749

LIABILITIES
Payable for open forward foreign currency exchange contracts	4,870
Due to custodian - foreign currency, at value (identified cost $79)	79
Payable for investments purchased	2,104,473
Payable for when-issued securities	2,461,500
Payable for capital shares redeemed	167,196
Deposits for securities loaned	968,240
Distributions payable	23,414
Payable to affiliates:
Investment advisory fee	46,208
Administrative fee	22,180
Distribution and service fees	10,160
Sub-transfer agency fee	8,565
Directors’ deferred compensation plan	70,187
Accrued expenses	62,028
Total liabilities	5,949,100
NET ASSETS	$229,742,649

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$226,758,130
Distributable earnings	2,984,519
Total	$229,742,649
See notes to financial statements.

12 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited) - CONT’D

NET ASSET VALUE PER SHARE
Class A (based on net assets of $48,937,412 and 3,209,934 shares outstanding)	$15.25
Class I (based on net assets of $180,795,022 and 11,841,487 shares outstanding)	$15.27
Class R6 (based on net assets of $10,215 and 669 shares outstanding)	$15.27

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$15.84
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT GREEN BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Interest income	$2,774,785
Interest income - affiliated issuers	1,106
Securities lending income, net	4,262
Total investment income	2,780,153

EXPENSES
Investment advisory fee	257,420
Administrative fee	109,766
Distribution and service fees:
Class A	55,250
Directors’ fees and expenses	5,833
Custodian fees	25,553
Transfer agency fees and expenses	110,691
Accounting fees	23,271
Professional fees	24,709
Registration fees	26,684
Reports to shareholders	10,445
Miscellaneous	11,154
Total expenses	660,776
Waiver and/or reimbursement of expenses by affiliate	(136,542)
Reimbursement of expenses-other	(2,531)
Net expenses	521,703
Net investment income	2,258,450

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	(136,588)
Futures contracts	(89,369)
Foreign currency transactions	10,905
Forward foreign currency exchange contracts	202,068
(12,984)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	5,704,463
Investment securities - affiliated issuers	2,221
Futures contracts	(58,216)
Foreign currency	(31,010)
Forward foreign currency exchange contracts	360,026
5,977,484

Net realized and unrealized gain	5,964,500
Net increase in net assets resulting from operations	$8,222,950
See notes to financial statements.

14 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$2,258,450	$2,558,121
Net realized gain (loss)	(12,984)	79,974
Net change in unrealized appreciation (depreciation)	5,977,484	(3,160,465)
Net increase (decrease) in net assets resulting from operations	8,222,950	(522,370)

Distributions to shareholders:
Class A shares	(512,071)	(1,028,519)
Class I shares	(1,802,928)	(2,084,302)
Class R6 shares	(41)	—
Class Y shares	—	(113,468)
Total distributions to shareholders	(2,315,040)	(3,226,289)

Capital share transactions:
Class A shares	5,000,647	5,971,148
Class I shares	63,116,658	91,774,077
Class R6 shares (1)	10,041	—
Class Y shares (2)	—	(35,779,108)
Net increase in net assets from capital share transactions	68,127,346	61,966,117

TOTAL INCREASE IN NET ASSETS	74,035,256	58,217,458

NET ASSETS
Beginning of period	155,707,393	97,489,935
End of period	$229,742,649	$155,707,393

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

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CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,				Period Ended September 30,
CLASS A SHARES			2018	2017	2016	2015	2014(1)
Net asset value, beginning	$14.82		$15.32	$15.64	$15.14	$15.20	$15.00
Income from investment operations:
Net investment income (2)	0.16		0.27	0.26	0.25	0.23	0.17
Net realized and unrealized gain (loss)	0.45		(0.39)	(0.16)	0.53	0.06	0.17
Total from investment operations	0.61		(0.12)	0.10	0.78	0.29	0.34
Distributions from:
Net investment income	(0.18)		(0.27)	(0.26)	(0.25)	(0.22)	(0.14)
Net realized gain	—		(0.11)	(0.16)	(0.03)	(0.13)	—
Total distributions	(0.18)		(0.38)	(0.42)	(0.28)	(0.35)	(0.14)
Total increase (decrease) in net asset value	0.43		(0.50)	(0.32)	0.50	(0.06)	0.20
Net asset value, ending	$15.25		$14.82	$15.32	$15.64	$15.14	$15.20
Total return (3)	4.05%	(4)	(0.80%)	0.71%	5.21%	1.95%	2.29%
Ratios to average net assets: (5)
Total expenses	0.91%	(6)	0.99%	1.04%	1.12%	1.24%	1.99%	(6)
Net expenses	0.81%	(6)	0.85%	0.88%	0.88%	0.88%	0.88%	(6)
Net investment income	2.22%	(6)	1.83%	1.71%	1.64%	1.49%	1.21%	(6)
Portfolio turnover	11%	(4)	16%	43%	243%	444%	545%
Net assets, ending (in thousands)	$48,937		$42,611	$38,011	$28,987	$23,108	$10,622

(1) From October 31, 2013 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,				Period Ended September 30,
CLASS I SHARES			2018	2017	2016	2015	2014(1)
Net asset value, beginning	$14.83		$15.32	$15.63	$15.13	$15.18	$15.00
Income from investment operations:
Net investment income (2)	0.19		0.33	0.32	0.31	0.29	0.21
Net realized and unrealized gain (loss)	0.44		(0.40)	(0.15)	0.53	0.06	0.18
Total from investment operations	0.63		(0.07)	0.17	0.84	0.35	0.39
Distributions from:
Net investment income	(0.19)		(0.31)	(0.32)	(0.31)	(0.27)	(0.21)
Net realized gain	—		(0.11)	(0.16)	(0.03)	(0.13)	—
Total distributions	(0.19)		(0.42)	(0.48)	(0.34)	(0.40)	(0.21)
Total increase (decrease) in net asset value	0.44		(0.49)	(0.31)	0.50	(0.05)	0.18
Net asset value, ending	$15.27		$14.83	$15.32	$15.63	$15.13	$15.18
Total return (3)	4.29%	(4)	(0.48%)	1.15%	5.60%	2.36%	2.58%
Ratios to average net assets: (5)
Total expenses	0.66%	(6)	0.74%	0.68%	0.67%	0.76%	1.17%	(6)
Net expenses	0.49%	(6)	0.50%	0.50%	0.50%	0.50%	0.50%	(6)
Net investment income	2.54%	(6)	2.24%	2.09%	2.01%	1.89%	1.51%	(6)
Portfolio turnover	11%	(4)	16%	43%	243%	444%	545%
Net assets, ending (in thousands)	$180,795		$113,097	$23,641	$23,908	$28,540	$12,994

(1) From October 31, 2013 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

CLASS R6 SHARES	Period Ended March 31, 2019 (1) (Unaudited)
Net asset value, beginning	$15.01
Income from investment operations:
Net investment income (2)	0.06
Net realized and unrealized gain	0.26
Total from investment operations	0.32
Distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Total increase in net asset value	0.26
Net asset value, ending	$15.27
Total return (3)	2.15%	(4)
Ratios to average net assets: (5)
Total expenses	0.60%	(6)
Net expenses	0.43%	(6)
Net investment income	2.71%	(6)
Portfolio turnover	11%	(4)(7)
Net assets, ending (in thousands)	$10

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the six months ended March 31, 2019.
See notes to financial statements.

18 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions and/or that support environmental projects, among others.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might

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reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$133,056,856	$—	$133,056,856
Sovereign Government Bonds	—	36,743,519	—	36,743,519
Asset-Backed Securities	—	23,473,523	—	23,473,523
Taxable Municipal Obligations	—	8,787,415	—	8,787,415
U.S. Government Agency Mortgage-Backed Securities	—	17,398,551	—	17,398,551
U.S. Government Agencies and Instrumentalities	—	4,793,648	—	4,793,648
High Social Impact Investments	—	146,574	—	146,574
Short Term Investment of Cash Collateral for Securities Loaned	968,240	—	—	968,240
Total Investments	$968,240	$224,400,086	$—	$225,368,326
Forward Foreign Currency Exchange Contracts	$—	$364,896	$—	$364,896
Futures Contracts(1)	17,390	—	—	17,390
Total	$985,630	$224,764,982	$—	$225,750,612

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(4,870)	$—	$(4,870)
Futures Contracts(1)	(127,299)	—	—	(127,299)
Total	$(127,299)	$(4,870)	$—	$(132,169)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

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E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
H. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Effective February 1, 2019, dividends from net investment income are declared daily and ordinarily paid monthly. Prior to February 1, 2019, dividends from net investment income were declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
I. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
M. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.25% (0.30% prior to February 1, 2019) of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $257,420.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.73% and 0.48% (0.85% and 0.50% prior to February 1, 2019) of the Fund’s average daily net assets for Class A and Class I, respectively, and 0.43% of the Fund’s average daily net assets for Class R6. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $136,542.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $109,766.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $55,250 for Class A shares.
The Fund was informed that EVD received $12,013 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2019.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $17,513 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $2,531, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, and including maturities and paydowns, were $75,183,809 and $17,486,805, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $6,910,734 and $1,887,032, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $7,271 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first

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day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $7,271 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$222,611,135
Gross unrealized appreciation	$3,573,903
Gross unrealized depreciation	(566,595)
Net unrealized appreciation (depreciation)	$3,007,308
NOTE 5 — FINANCIAL INSTRUMENTS
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2019 is included in the Schedule of Investments. At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2019, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended March 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $4,870. At March 31, 2019, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/ or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.

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At March 31, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$364,896		($4,870)
Interest rate	Futures contracts	Distributable earnings	17,390	(1)	(127,299)	(1)
Total Derivatives			$382,286		($132,169)
Derivatives not subject to master netting agreement			$17,390		($127,299)
Total Derivatives subject to master netting agreement			$364,896		($4,870)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$364,896	$(4,870)	$—	$—	$360,026

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(4,870)	$4,870	$—	$—	$—

(a) In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b) Net amount represents the net amount due from the counterparty in the event of default.
(c) Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2019 was as follows:

Statement of Operations Caption	Foreign exchange	Interest rate
Net realized gain (loss) on:
Forward foreign currency exchange contracts	$202,068	$—
Futures contracts	—	(89,369)
Total	$202,068	($89,369)

Net change in unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$360,026	$—
Futures contracts	—	(58,216)
Total	$360,026	($58,216)

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The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts - Long	Futures Contracts - Short	Forward Foreign Currency Exchange Contracts*
$1,518,000	$3,894,000	$13,293,000
*The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan, including accrued interest, was $1,461,141 and the total value of collateral received was $1,495,740, comprised of cash of $968,240 and U.S. Government and/or agencies securities of $527,500.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$1,495,740	$—	$—	$—	$1,495,740
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.
NOTE 8 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order

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because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC’s Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently a Fund Board member (who is also CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC’s Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund has filed a request for a new exemptive order from the SEC to permit additional investment in CIC notes.
At March 31, 2019, the value of the Fund’s investment in the Notes was $146,574, which represents 0.06% of the Fund’s net assets. Transactions in the Notes by the Fund for the six months ended March 31, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$150,000	$—	$—	$150,000	$146,574	$1,106	$—	$—	$2,221

(1) Restricted security.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	671,164	$10,020,079	1,218,090	$18,270,517
Reinvestment of distributions	32,195	480,586	64,092	962,198
Shares redeemed	(369,594)	(5,500,018)	(887,229)	(13,261,567)
Net increase	333,765	$5,000,647	394,953	$5,971,148

Class I
Shares sold	4,999,586	$74,811,504	4,217,632	$63,008,279
Reinvestment of distributions	113,469	1,698,181	128,410	1,922,953
Shares redeemed	(897,266)	(13,393,027)	(782,172)	(11,692,537)
Converted from Class Y	—	—	2,518,669	38,535,382
Net increase	4,215,789	$63,116,658	6,082,539	$91,774,077

Class R6 (1)
Shares sold	666	$10,000	—	$—
Reinvestment of distributions	3	41	—	—
Net increase	669	$10,041	—	$—

Class Y (2)
Shares sold	—	$—	252,580	$3,876,594
Reinvestment of distributions	—	—	7,157	109,537
Shares redeemed	—	—	(80,165)	(1,229,857)
Converted to Class I	—	—	(2,513,986)	(38,535,382)
Net decrease	—	$—	(2,334,414)	($35,779,108)

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

28 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Green Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 29

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one- and three-year periods ended September 30, 2018 and underperformed its benchmark index for the one- and three-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

30 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert Green Bond Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert Green Bond Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 31

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

32 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24202 3.31.19

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 28, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 28, 2019